Equity (Narrative) (Details) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 18, 2015	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2018 EUR (€) shares	May 31, 2015 USD ($)	May 31, 2015 EUR (€)
Disclosure of classes of share capital [line items]
Maximum dividend paid	33.00%	0.00%	0.00%	0.00%
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Treasury shares | shares		258,046	256,184	256,184	258,046
Repurchase of ordinary shares | shares		172,391			172,391
Amount of ordinary shares repurchased | $		$ 1,477
Ordinary Shares [Member] | Euro [Member]
Disclosure of classes of share capital [line items]
Amount of ordinary shares repurchased | €					€ 1,332
Ordinary Shares [Member] | Director [Member]
Disclosure of classes of share capital [line items]
Amount of ordinary shares repurchased | $						$ 3,000
Ordinary Shares [Member] | Director [Member] | Euro [Member]
Disclosure of classes of share capital [line items]
Amount of ordinary shares repurchased | €							€ 2,700